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                                              Rule 497(j)
                                              Reg. No. 333-74597

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, Morgan Stanley Dean Witter Select Equity
Trust, Select Global Series 99-2, Select Global 30 Portfolio 99-2 hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that con-tained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration state-ment has been filed electronically.

                         MORGAN STANLEY DEAN WITTER
                         SELECT EQUITY TRUST,
                         Select Global Series 99-2
                         Select Global 30 Portfolio 99-2
                         (Registrant)

                         By:  Dean Witter Reynolds Inc.


                         /s/ Thomas Hines
                         Thomas Hines
                         Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549
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